Earnings Per Share of Common Stock	12 Months Ended
Dec. 31, 2011
Earnings Per Share of Common Stock
Earnings Per Share of Common Stock

Note P.

Earnings Per Share of Common Stock

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)

For the year ended December 31:	2011	2010	2009
Weighted-average number of shares on which earnings per share calculations are based:
Basic	1,196,951,006	1,268,789,202	1,327,157,410
Add—incremental shares under stock-based compensation plans	14,241,131	16,189,053	12,258,864
Add—incremental shares associated with contingently issuable shares	2,575,848	2,377,133	1,936,480
Assuming dilution	1,213,767,985	1,287,355,388	1,341,352,754
Net income on which basic earnings per share is calculated	$15,855	$14,833	$13,425
Less—net income applicable to contingently issuable shares	0	0	—
Net income on which diluted earnings per share is calculated	$15,855	$14,833	$13,425
Earnings/(loss) per share of common stock
Assuming dilution	$13.06	$11.52	$10.01
Basic	$13.25	$11.69	$10.12

Stock options to purchase 612,272 common shares in 2009 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the applicable full year, and therefore, the effect would have been antidilutive.